(LOSS) PER SHARE (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Table Text Block]
The reconciliation of diluted (loss) per share for the year ended March 31, 2016 is presented below:

Numerator
Net income	$1,036,148
Change in fair value of warrant derivative liability	(7,742,555)
Net (loss) used in computation of diluted EPS	$(6,706,407)

Denominator
Basic weighted average number of shares outstanding	71,554,822
Warrants	8,429,435
Diluted weighted average number of shares outstanding	79,984,257

Diluted loss per share	$(0.08)